Fees Summary	Feb. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000
Previously Paid Amount	0.00
Total Fee Amount	76.55
Total Offset Amount	0.00
Net Fee	76.55
Narrative - Max Aggregate Offering Price	$ 500,000
Final Prospectus	true